Restricted net assets (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Restricted Net Assets [Abstract]
Amount include paid in capital and statutory reserve funds	¥ 246,236	$ 35,814	¥ 202,588
Percentage of statutory reserve of registered capital	50.00%